Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, 2024 Equity Incentive Plan
Amount Registered | shares	3,273,751
Proposed Maximum Offering Price per Unit	1.10
Maximum Aggregate Offering Price	$ 3,601,126.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 497.32
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock of Adagio Medical Holdings, Inc. (the "Registrant") that become issuable under the Registrant's 2024 Equity Incentive Plan (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock, as applicable. The amount registered represents shares of common stock that were added to the shares reserved for future issuance under the 2024 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2024 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2024 Plan will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2025 and continuing through (and including) January 1, 2034, in an amount equal to five percent (5%) of the Shares outstanding on a fully diluted basis on the last day of the immediately preceding fiscal year, except that, before the date of any such increase, the Registrant's board of directors may determine that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the shares of common stock being registered under the 2024 Plan are estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of a per share price of $1.10, which is the average of the high and low selling prices per share of the Registrant's common stock on March 23, 2026 as reported on the Nasdaq Capital Market. Pursuant to Rule 416(a) promulgated under the Securities Act, this Registration Statement shall also cover any additional shares of Table 2: Fee Offset Claims and Sources.